Commitments Under Finance Leases (Tables)	12 Months Ended
Jun. 30, 2019
Leases1 [Abstract]
Schedule of minimum finance lease payments
Future minimum finance lease payments at 30 June were as follows:

	2019 £’000	2018 £’000
Amounts payable within 1 year	£21	£44
Amounts payable 1 to 3 years	—	20
Amounts payable 3 to 5 years	—	—
Amounts payable in more than 5 years	—	—
Total	£21	£64